Financial Information - Washington Federal, INC. - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income
Total Income	$ 132,872	$ 133,735	$ 135,063	$ 135,124	$ 135,339	$ 129,300	$ 132,630	$ 132,741	$ 536,793	$ 530,553	$ 533,697
Expense
Income before income taxes	65,339	65,158	63,222	54,415	66,145	60,777	62,819	59,778	248,134	249,519	244,928
Income tax benefit (expense)	(21,115)	(22,154)	(21,499)	(19,317)	(23,647)	(21,727)	(22,458)	(21,371)	(84,085)	(89,203)	(87,564)
NET INCOME	$ 44,224	$ 43,004	$ 41,723	$ 35,098	$ 42,498	$ 39,050	$ 40,361	$ 38,407	164,049	160,316	157,364
Parent Company
Income
Dividends from subsidiary									148,000	175,000	70,000
Total Income									148,000	175,000	70,000
Expense
Miscellaneous									435	439	485
Total expense									435	439	485
Net income (loss) before equity in undistributed net income (loss) of subsidiary									147,565	174,561	69,515
Equity in undistributed net income of subsidiary									16,336	(14,402)	87,675
Income before income taxes									163,901	160,159	157,190
Income tax benefit (expense)									148	157	174
NET INCOME									$ 164,049	$ 160,316	$ 157,364